Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on May 17, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No. _220 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 221 [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Kevin Wolf

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Stephanie Shearer Gemini Fund Services, LLC 80 Arkay Drive, Suite 110. Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

(X)	immediately upon filing pursuant to paragraph (b).

( )    on (date) pursuant to paragraph (b).

( )    60 days after filing pursuant to paragraph (a)(1).

( )    on (date) pursuant to paragraph (a)(1).

( )    75 days after filing pursuant to paragraph (a)(2).

( )    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( )       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the TOPS Conservative ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Aggressive Growth ETF Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Moderate Growth ETF Portfolio, and TOPS Managed Risk Growth ETF Portfolio, each a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 220 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 17th day of May, 2018.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

/s/ Kevin Wolf

By: Kevin Wolf, President

Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia* John V. Palancia	Trustee	May 17, 2018
Gary Lanzen* Gary Lanzen	Trustee	May 17, 2018
Anthony Hertl* Anthony Hertl	Trustee	May 17, 2018
Mark Taylor* Mark Taylor	Trustee	May 17, 2018
Mark D, Gersten* Mark D. Gersten	Trustee	May 17, 2018
Mark Garbin* Mark Garbin	Trustee	May 17, 2018
Kevin Wolf* Kevin Wolf	President & Principal Accounting Officer	May 17, 2018

By:                                     Date:

/s/Kevin Wolf                     May 17, 2018

Kevin Wolf

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on September 30, 2016 with the Registrant’s Registration Statement in Post-Effective Amendment No. 179 and which are hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase